Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO(1)(2) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Total Stockholder Return(4) ($)	Peer Group Total Stockholder Return(5) ($)	Net Income(6) ($)	Revenue(7)(8) ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

FY2025	20,097,412	34,592,657	9,109,211	14,300,511	138	100	517,246,000	2,959,197,000
FY2024	20,725,590	22,608,078	8,207,944	9,103,237	185	97	496,215,000	2,499,841,000
FY2023	9,178,856	12,042,936	4,592,852	5,630,395	119	99	121,333,000	1,907,137,000

Named Executive Officers, Footnote	Our non-PEO NEOs in FY25 included Charles Boynton, Howard Wenger, Bruce Ledesma, Nicholas (Marco) Miller and David Bennett. Our non-PEO NEOs in FY24 included Charles Boynton, Howard Wenger, Bruce Ledesma, Nicholas (Marco) Miller, Léah Schlesinger and David Bennett. Our non-PEO NEOs in FY23 included Howard Wenger, Bruce Ledesma, Nicholas (Marco) Miller, Léah Schlesinger and David Bennett.
PEO Total Compensation Amount	$ 20,097,412	$ 20,725,590	$ 9,178,856
PEO Actually Paid Compensation Amount	$ 34,592,657	22,608,078	12,042,936
Adjustment To PEO Compensation, Footnote	Compensation for our PEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years. Our PEO in FY25, FY24 and FY23 was Daniel Shugar.CAP for the PEO and average CAP for our non-PEO NEOs in FY25 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts reflected in the table below for the year-over-year change in fair value of equity awards granted to our NEOs in FY25.

	PEO FY25 ($)	Non-PEOs FY25 ($)

Summary Compensation Table Total	20,097,412	9,109,211
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(17,107,943)	(7,560,692)
Plus Fair Value for Awards Granted in the Covered Year	14,963,811	5,126,765
Change in Fair Value of Outstanding Unvested Flex Awards from Prior Years	16,000,949	7,359,307
Change in Fair Value of Flex Awards from Prior Years that Vested in the Covered Year	638,428	265,920
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Compensation Actually Paid	34,592,657	14,300,511
	Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.
Non-PEO NEO Average Total Compensation Amount	$ 9,109,211	8,207,944	4,592,852
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,300,511	9,103,237	5,630,395
Adjustment to Non-PEO NEO Compensation Footnote	CAP for the PEO and average CAP for our non-PEO NEOs in FY25 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts reflected in the table below for the year-over-year change in fair value of equity awards granted to our NEOs in FY25.

	PEO FY25 ($)	Non-PEOs FY25 ($)

Summary Compensation Table Total	20,097,412	9,109,211
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(17,107,943)	(7,560,692)
Plus Fair Value for Awards Granted in the Covered Year	14,963,811	5,126,765
Change in Fair Value of Outstanding Unvested Flex Awards from Prior Years	16,000,949	7,359,307
Change in Fair Value of Flex Awards from Prior Years that Vested in the Covered Year	638,428	265,920
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Compensation Actually Paid	34,592,657	14,300,511
	Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus TSR Versus Peer Group TSR
The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our cumulative TSR and the cumulative TSR of our peer group over the covered fiscal years.
	For additional details regarding how TSR was utilized under our FY25 LTIP to link pay with performance, please refer to Compensation Discussion and Analysis—Compensation—Setting Process and FY25 Executive Compensation—Long-Term Incentive Plan of this Proxy Statement.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Net Income
The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our Net Income over the covered fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Revenue
The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our revenue over the covered fiscal years.
For additional details regarding how revenue was utilized under our FY25 compensation program to link pay with performance, please refer to Compensation Discussion and Analysis—Compensation—Setting Process and FY25 Executive Compensation of this Proxy Statement.

Tabular List, Table	The following table sets forth an unranked list of the financial performance measures that we view as the “most important” measures for linking our NEOs’ compensation to performance. For more information on the financial performance metrics that are listed below and how they are utilized in our compensation program, please see “Compensation Discussion and Analysis”.

Performance Measures
Revenue*
Adjusted EBITDA*
Adjusted diluted EPS
Adjusted free cash flow*

Total Shareholder Return Amount	$ 138	185	119
Peer Group Total Shareholder Return Amount	100	97	99
Net Income (Loss)	$ 517,246,000	$ 496,215,000	$ 121,333,000
Company Selected Measure Amount	2,959,197,000	2,499,841,000	1,907,137,000
Additional 402(v) Disclosure	TSR is cumulative for the measurement periods beginning on the effective date of our IPO on February 9, 2023 and ending on each of March 31, 2023, March 31, 2024 and March 31, 2025, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group for purposes of this table is the same as our Peer Group as determined under Item 201(e) of Regulation S-K and described in the section titled “Stock Performance Graph”.Data Source: S&P Capital IQ. Upon the spin-off from Flex, a thorough review of the benchmarking Peer Group was conducted in FY25. Based on that review, our Peer Group was updated to include the following companies: Array Technologies, Inc.; Dropbox, Inc.; EnerSys; Enphase Energy, Inc.; F5, Inc.; First Solar, Inc.; Fluence Energy, Inc.; Juniper Networks, Inc.; Keysight Technologies, Inc.; National Instruments Corporation; NetApp, Inc.; Okta, Inc.; Pure Storage, Inc.; Resideo Technologies, Inc.; Skyworks Solutions, Inc.; SolarEdge Technologies, Inc.; Sunnova Energy International Inc.; SunPower Corporation; Sunrun Inc. and Trimble Inc.
If no changes were made to the historical compensation benchmarking consisting of the following companies: Advanced Energy Industries, Inc.; Arcosa, Inc.; Array Technologies, Inc.; EnerSys; First Solar, Inc.; Generac Holdings Inc.; Gibraltar Industries, Inc.; Itron, Inc.; Littelfuse, Inc.; MKS Instruments, Inc.; Shoals Technologies Group, Inc.; SolarEdge Technologies, Inc.; SunPower Corporation; Sunrun Inc.; and Wolfspeed, Inc., the value of a $100 investment made on 2/9/2023 would be as follows:

Year End	Nextracker ($)	Historical Compensation Peer Group ($)

2025	138	74
2024	185	81
2023	106	102
	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025, respectively.* “Adjusted EBITDA,” “Adjusted diluted EPS” and “adjusted free cash flow” are non-GAAP metrics. See Appendix A of this Proxy Statement for definitions of adjusted EBITDA (with respect to the adjusted EBITDA performance metric), adjusted diluted EPS (with respect to the adjusted diluted EPS performance metric) and adjusted free cash flow (with respect to the adjusted free cash flow performance metric) and a reconciliation of these non-GAAP measures to the most comparable GAAP financial measures.Represents the Revenue of the Company, as measured by the Company in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,107,943)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,963,811
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,000,949
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	638,428
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Performance Measures
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Revenue*
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA*
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted diluted EPS
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted free cash flow*
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,560,692)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,126,765
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,359,307
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,920
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0